401(k) BENEFIT PLAN (Details Narrative) - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
401(k) BENEFIT PLAN
Matching contributions expense for retirement savings plan	$ 73,855	$ 69,793